As filed with the Securities and Exchange Commission on April 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013

	Shares	Fair Value
Common Stock - 3.0% (1)
Large Cap Diversified - 3.0% (1)
United States - 3.0% (1)
Williams Companies, Inc.	198,900	$6,903,819

Total Common Stock (Cost $7,054,625)		$6,903,819

Master Limited Partnerships and Related Companies - 98.3% (1)
Coal - 3.9% (1)
United States - 3.9% (1)
Alliance Resources Partners, L.P. (2)	70,000	$4,346,300
Natural Resource Partners, L.P.	214,000	4,680,180
		9,026,480
Crude Oil & Refined Products - 10.7% (1)
United States - 10.7% (1)
Blueknight Energy Partners, L.P.	216,778	1,677,862
Buckeye Partners, L.P.	134,000	7,463,800
Genesis Energy, L.P. (2)	130,000	5,973,500
NuStar Energy, L.P. (2)	160,000	8,166,400
Transmontaigne Partners, L.P.	25,004	1,146,684
		24,428,246
General Partnerships - 6.5% (1)
United States - 6.5% (1)
Alliance Holdings GP, L.P.	15,600	810,264
Energy Transfer Equity, L.P. (2)	95,000	5,053,050
Inergy, L.P. (2)	230,000	4,590,800
NuStar GP Holdings, LLC	145,000	4,386,250
		14,840,364
Large Cap Diversified - 23.7% (1)
United States - 23.7% (1)
Enbridge Energy Partners, L.P. (2)	305,000	8,451,550
Energy Transfer Partners, L.P. (2)	196,000	9,390,360
Enterprise Products Partners, L.P.	202,000	11,447,340

Kinder Morgan Energy Partners, L.P.	50,000	4,365,500
Kinder Morgan Management, LLC (2) (3) (4)	141,954	11,758,011
Magellan Midstream Partners, L.P.	62,000	3,109,920
Plains All American Pipeline, L.P.	105,000	5,748,750
		54,271,431
Natural Gas Gatherers & Processors - 23.3% (1)
United States - 23.3% (1)
Access Midstream Partners, L.P.	130,000	4,841,200
Atlas Pipeline Partners, L.P.	214,000	7,070,560
Crosstex Energy, L.P. (2)	483,500	8,156,645
DCP Midstream Partners, L.P. (2)	144,250	5,860,878
MarkWest Energy Partners, L.P. (2)	76,000	4,344,920
PVR Partners, L.P. (2)	285,000	6,612,000
Regency Energy Partners, L.P. (2)	340,000	8,088,600
Targa Resources Partners, L.P. (2)	205,000	8,443,950
		53,418,753
Natural Gas Transportation & Storage - 14.2% (1)
United States - 14.2% (1)
Boardwalk Pipeline Partners, L.P. (2)	409,500	10,872,225
El Paso Pipeline Partners, L.P. (2)	148,000	6,184,920
Inergy Midstream, L.P.	100,000	2,394,000
Spectra Energy Partners, L.P.	155,000	5,722,600
TC Pipelines, L.P.	160,000	7,337,600
		32,511,345
Other - 2.3% (1)
United States - 2.3% (1)
Calumet Specialty Products Partners, L.P. (2)	140,000	5,370,400

Propane - 2.9% (1)
United States - 2.9% (1)
Ferrellgas Partners, L.P.	97,300	2,003,407
NGL Energy Partners, L.P. (2)	192,000	4,679,040
		6,682,447
Shipping - 2.0% (1)
United States - 2.0% (1)
Capital Product Partners, L.P.	580,000	4,634,200

Upstream - 8.8% (1)
United States - 8.8% (1)
Breitburn Energy Partners, L.P. (2)	420,000	8,169,000
Legacy Reserves, L.P. (2)	162,000	4,273,560
Linn Energy, LLC (2)	91,000	3,458,910
QR Energy, L.P.	251,000	4,369,910
		20,271,380

Total Master Limited Partnerships and Related Companies (Cost $213,519,355)		$225,455,046

Preferred Stock - 7.7% (1)
Crude Oil & Refined Products - 3.4% (1)
United States - 3.4% (1)
Blueknight Energy Partners, L.P.	757,519	$6,552,539
Rose Rock Midstream, L.P. (5)	36,247	1,213,912
		7,766,451
Shipping - 4.3% (1)
Republic of the Marshall Islands - 4.3% (1)
Capital Product Partners, L.P. (5)(6)	1,111,111	9,999,999

Total Preferred Stock (Cost $15,355,814)		$17,766,450

Fixed Income - 12.5% (1)
Exploration & Production - 6.3% (1)
United States - 6.3% (1)
Concho Resources, Inc, 5.500%, due 04/01/2023	3,000,000	$3,135,000
Denbury Resources, Inc., 4.625%, due 07/15/2023	3,000,000	2,947,500
Linn Energy, LLC, 7.750%, due 02/01/2021	2,000,000	2,170,000
Linn Energy, LLC, 6.250%, due 11/01/2019 (7)	4,000,000	4,100,000
Range Resources Corp., 5.000%, due 08/15/2022	2,000,000	2,055,000
		14,407,500
Pipeline - 2.8% (1)
United States - 2.8% (1)
Genesis Energy, L.P./Genesis Financial, 5.750%, due 02/15/2021 (7)	1,000,000	1,036,875
Sunoco Logistics Partners, 4.650%, due 02/15/2022	5,000,000	5,453,070
		6,489,945
Integrated Oils - 1.7% (1)
United States - 1.7% (1)
Murphy Oil Corp., 3.700%, due 12/01/2022	4,000,000	3,874,584

Refining & Marketing - 1.7% (1)
United States - 1.7% (1)
Nustar Logistics, L.P., 4.750%, due 02/01/2022	3,935,000	3,835,385

Total Fixed Income (Cost $28,427,441)		$28,607,414

Options - 0.2% (1)
United States - 0.2% (1)	Contracts
EV Energy, Call Option
Expiration: March 2013, Exercise Price: $65.00	4,000	$260,000
JP Morgan, Put Option
Expiration: March 2013, Exercise Price: $42.00	4,600	103,500
Total Options (Cost $1,631,506)		$363,500

Total Investments - 121.7% (1) (Cost $265,988,741)		$279,096,229
Liabilities in Excess of Other Assets - (21.7)% (1)		(49,699,538)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$229,396,691

Schedule of Securites Sold Short - (3.1)% (1)
Exchange Traded Fund - (3.1)%(1)
United States - (3.1)% (1)	Shares
Energy Select Sector SPDR	(90,900)	$(7,062,021)

Total Securities Sold Short - (2.5)%(1) (Proceeds $7,182,108)		$(7,062,021)

Schedule of Written Options - (0.0)%(1)
United States - (0.0)% (1)	Contracts
Breitburn, Call Option
Expiration: March 2013, Exercise Price: $20.00	(600)	$(9,000)

Total Written Options - (0.0)%(1) (Proceeds $9,878)		$(9,000)

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3) No distribution or dividend was made during the period ended February 28, 2013. As such, it is classified as a non-income producing security as of February 28, 2013.
(4) Security distributions are paid-in-kind.
(5) Restricted security.
(6) Fair valued by the Adviser in good faith under procedures that were approved by the Board of Trustees.
(7) Restricted security under Rule 144A under the Securities Act of 1933, as amended.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$253,697,751
Gross unrealized appreciation	$140,874,872
Gross unrealized depreciation	(122,547,415)
Net unrealized appreciation	$18,327,457

*The above table only reflects tax adjustments through November 30, 2012.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2013	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock(a)	$6,903,819	$6,903,819	$-	$-
Master Limited Partnerships and Related Companies (a)	225,455,046	225,455,046	-	-
Preferred Stock (a)	17,766,450	6,552,539	11,213,911	-
Total Equity Securities	250,125,315	238,911,404	11,213,911	-
Notes
Senior Notes (a)	28,607,414	-	28,607,414	-
Total Notes	28,607,414	-	28,607,414	-
Derivatives
Options	363,500	260,000	103,500	-
Total Derivatives	363,500	260,000	103,500	-
Total Assets	$279,096,229	$239,171,404	$39,924,825	$-
Liabilities
Exchange Traded	$7,062,021	$7,062,021	$-	$-

Total Exchange Traded	7,062,021	7,062,021	-	-
Written Options	9,000	9,000	-	-
Total Notes	9,000	9,000	-	-
Total Liabilities	$7,071,021	$7,071,021	$-	$-
Total	$272,025,208	$232,100,383	$39,924,825	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2013.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended February 28, 2013, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2012	-	-
Options purchased	15,100	2,060,621
Options covered	-	-
Options exercised	-	-
Options expired	(6,500)	(429,115)
Outstanding at February 28, 2013	8,600	$1,631,506

The average monthly fair value of purchased options during the period ended February 28, 2013 was $5,033.

Transactions in written options contracts for the period ended February 28, 2013, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2012	3,300	$71,034
Options written	1,800	34,927
Options covered	-	-
Options exercised	(1,100)	(24,153)
Options expired	(3,400)	(71,930)
Outstanding at February 28, 2013	600	$9,878

The average monthly fair value of written options during the period ended February 28, 2013 was $600.

The effect of derivative instruments on the Statement of Assets and Liabilities as of February 28, 2013:

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Call Options	Purchased call options at fair value	$ 363,500	Written Options	$ 9,000
Total		$ 363,500		$ 9,000

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2013:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$(429,115)	$71,930	$(357,185)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)                  /s/ Daniel L. Spears
Daniel L. Spears, President

Date          April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Daniel L. Spears
Daniel L. Spears, President

Date          April 26, 2013

By (Signature and Title)                  /s/ John H. Alban
John H. Alban, Treasurer

Date          April 26, 2013